Discontinued Operations (Narrative) (Details) - Discontinued Operations, Disposed of by Sale - Red Lobster $ in Millions		3 Months Ended		12 Months Ended
	Jul. 28, 2014 Restaurant location	Aug. 24, 2014 Restaurant	May. 25, 2014 Restaurant	May. 31, 2015 USD ($) Restaurant
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of restaurants sold	705
Number of properties subject to landlord consents and other contractual requirements				9
Proceeds from divestiture of businesses | $				$ 2,080.0
Locations that shared land parcel with another Darden brand | location	19
Number of synergy restaurants closed			2
Number of synergy restaurants			6
Number of stand-alone Olive Garden restaurants		4
Disposal transaction related costs | $				29.3
Gain on sale of discontinued operations | $				837.0
Properties Subject to Contractual Requirements
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses | $				$ 31.5